Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-2
Statement to Securityholders
Determination Date: August 12, 2025

Payment Date	8/15/2025
Collection Period Start	7/1/2025
Collection Period End	7/31/2025
Interest Period Start	7/15/2025
Interest Period End	8/14/2025

Cut-Off Date Net Pool Balance	$2,066,663,591.84
Cut-Off Date Adjusted Pool Balance	$1,899,113,714.12

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Aug-23
Class A-2a Notes	$—	$—	$—	—	Sep-25
Class A-2b Notes	$—	$—	$—	—	Sep-25
Class A-3 Notes	$215,461,423.00	$28,390,013.91	$187,071,409.09	0.296093	May-27
Class A-4 Notes	$160,110,000.00	$—	$160,110,000.00	1.000000	Dec-27
Class B Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Jan-28
Class C Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Feb-28
Class D Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Nov-28
Total Notes	$432,571,423.00	$28,390,013.91	$404,181,409.09

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$468,330,447.68	$437,673,328.27	0.211778
YSOC Amount	$31,011,240.39	$28,744,134.89
Adjusted Pool Balance	$437,319,207.29	$408,929,193.38
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$4,747,784.29	$4,747,784.29
Reserve Account Balance	$4,747,784.29	$4,747,784.29

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	2.87200%	ACT/360	$—
Class A-2a Notes	$—	3.74000%	30/360	$—
Class A-2b Notes	$—	4.98962%	ACT/360	$—
Class A-3 Notes	$215,461,423.00	3.66000%	30/360	$657,157.34
Class A-4 Notes	$160,110,000.00	3.69000%	30/360	$492,338.25
Class B Notes	$19,000,000.00	4.27000%	30/360	$67,608.33
Class C Notes	$19,000,000.00	4.67000%	30/360	$73,941.67
Class D Notes	$19,000,000.00	5.40000%	30/360	$85,500.00
Total Notes	$432,571,423.00			$1,376,545.59

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$468,330,447.68	$437,673,328.27
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$437,319,207.29	$408,929,193.38
Number of Receivables Outstanding	47,477	46,106
Weighted Average Contract Rate	3.58%	3.58%
Weighted Average Remaining Term (months)	26.1	25.2

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$1,390,048.28
Principal Collections	$30,347,310.45
Liquidation Proceeds	$298,334.27
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$32,035,693.00
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$32,035,693.00

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$390,275.37	$390,275.37	$—	$—	$31,645,417.63
Interest - Class A-1 Notes	$—	$—	$—	$—	$31,645,417.63
Interest - Class A-2a Notes	$—	$—	$—	$—	$31,645,417.63
Interest - Class A-2b Notes	$—	$—	$—	$—	$31,645,417.63
Interest - Class A-3 Notes	$657,157.34	$657,157.34	$—	$—	$30,988,260.29
Interest - Class A-4 Notes	$492,338.25	$492,338.25	$—	$—	$30,495,922.04
First Allocation of Principal	$—	$—	$—	$—	$30,495,922.04
Interest - Class B Notes	$67,608.33	$67,608.33	$—	$—	$30,428,313.71
Second Allocation of Principal	$—	$—	$—	$—	$30,428,313.71
Interest - Class C Notes	$73,941.67	$73,941.67	$—	$—	$30,354,372.04
Third Allocation of Principal	$4,642,229.62	$4,642,229.62	$—	$—	$25,712,142.42
Interest - Class D Notes	$85,500.00	$85,500.00	$—	$—	$25,626,642.42
Fourth Allocation of Principal	$19,000,000.00	$19,000,000.00	$—	$—	$6,626,642.42
Reserve Account Deposit Amount	$—	$—	$—	$—	$6,626,642.42
Regular Principal Distribution Amount	$4,747,784.29	$4,747,784.29	$—	$—	$1,878,858.13
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,878,858.13
Remaining Funds to Certificates	$1,878,858.13	$1,878,858.13	$—	$—	$—
Total	$32,035,693.00	$32,035,693.00	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$31,011,240.39
Increase/(Decrease)	$(2,267,105.50)
Ending YSOC Amount	$28,744,134.89

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$437,319,207.29	$408,929,193.38
Note Balance	$432,571,423.00	$404,181,409.09
Overcollateralization (Adjusted Pool Balance - Note Balance)	$4,747,784.29	$4,747,784.29
Target Overcollateralization Amount	$4,747,784.29	$4,747,784.29
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$4,747,784.29
Beginning Reserve Account Balance	$4,747,784.29
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$4,747,784.29

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)[1]	0.07%	28	$309,808.96
Liquidation Proceeds of Defaulted Receivables[2]	0.07%	241	$298,334.27
Monthly Net Losses (Liquidation Proceeds)			$11,474.69
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.41%
Second Preceding Collection Period			0.09%
Preceding Collection Period			0.03%
Current Collection Period			0.03%
Four-Month Average Net Loss Ratio			0.14%
Cumulative Net Losses for All Periods			$5,983,851.91
Cumulative Net Loss Ratio			0.29%
[1] The # of Receivables reported as Defaulted does not include any Receivables that have been paid off or have matured and were either paid in full or had a remaining balance of $10.00 or less following the final payment.

[2] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.
Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.54%	183	$2,344,795.25
60-89 Days Delinquent	0.22%	63	$973,572.13
90-119 Days Delinquent	0.05%	14	$208,448.58
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.81%	260	$3,526,815.96

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		14	$219,910.99
Total Repossessed Inventory		19	$305,474.27

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		77	$1,182,020.71
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.26%
Second Preceding Collection Period			0.29%
Preceding Collection Period			0.30%
Current Collection Period			0.27%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of July 2025.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.64	0.15%	54	0.12%